13. INCOME AND SOCIAL CONTRIBUTION TAXES (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income And Social Contribution Taxes
Taxable income (loss) from foreign subsidiaries	R$ (432.3)	R$ (1,289.8)	R$ 2,064.7
Current income tax expense reported by foreign subsidiaries	(67.1)	(58.2)	(41.0)
Deferred income tax from foreign subsidiaries	R$ (18.0)	R$ 348.1	R$ 5.8